Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Deposits by Sales Year for MSA Escrow Account
The following shows the amount of deposits by sales year for the MSA escrow account:

(Dollar amounts in thousands) Sales Year	Deposits as of December 31,
	2019	2018
1999	$211	$211
2000	1,017	1,017
2001	1,673	1,673
2002	2,271	2,271
2003	4,249	4,249
2004	3,714	3,714
2005	4,553	4,552
2006	3,847	3,847
2007	4,167	4,167
2008	3,364	3,364
2009	1,619	1,619
2010	406	406
2011	193	193
2012	199	199
2013	173	173
2014	143	143
2015	101	101
2016	91	91
2017	83	83
Total	$32,074	$32,073

Federal Excise Tax Rate by Product Category
The following table outlines the federal excise tax rate by product category effective as of April 1, 2009:

Product Category	Cigarette and Tobacco Rates effective April 1, 2019
Cigarettes	$1.0066 per pack
Large Cigars	52.75% of manufacturer’s price; cap of $0.4026 per cigar
Little Cigars	$1.0066 per pack
Pip Tobacco (including Shisha)	$2.8311 per pound
Chewing Tobacco	$0.5033 per pound
Snuff	$1.51 per pound
RYO/MYO and Cigar Wrappers	$24.78 per pound
Cigarette Papers	$0.0315 per 50 papers
Cigarette Tubes	$0.063 per 50 tubes

Allowance for Doubtful Accounts
The activity of allowance for doubtful accounts was as follows:

	For the Year Ended December 31,
(In thousands)	2019	2018
Balance at beginning of period	$42	$17
Additions to allowance account during period	238	25
Deductions of allowance account during period	-	-
Balance at end of period	$280	$42

Turning Point [Member]
Summary of Significant Accounting Policies [Abstract]
Fair Value of MSA Escrow Account
The following shows the fair value of the MSA escrow account:

	December 31,
	2019	2018
(In thousands)	Cost and Estimated Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents	$32,074	$2,361	$-	$-	$2,361
Fair value level 2: U.S. Governmental agency obligations (unrealized gain position < 12 months)	-	1,193	9	-	1,202
Fair value level 2: U.S. Governmental agency obligations (unrealized loss position < 12 months)	-	1,000	-	(3)	997
Fair value level 2: U.S. Governmental agency obligations (unrealized loss position > 12 months)	-	27,519	-	(1,529)	25,990
Total	$32,074	$32,073	$9	$(1,532)	$30,550

Maturities of U.S. Governmental Agency Obligations
The following schedule shows the maturities of the U.S. Governmental agency obligations as of:

(In thousands)	December 31, 2018
Less than one year	$1,499
One to five years	13,591
Five to ten years	11,152
Greater than ten years	3,470
Total	$29,712